Debt - Summary of Debt Holdings (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Senior notes		$ 400,000	$ 0
Less: unamortized discounts and debt issuance costs	$ (20,379)		(11,941)
Total debt	1,103,871		590,032
Less: Current portion, term loan facilities	(5,000)		(5,685)
Long term debt	1,098,871		584,347
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	228,000		42,000
Term Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 496,250		$ 559,973